Fair Value Measurements (Details) - Schedule of fair value of held-to-maturity securities - Level 1 [Member] - Stable Road Acquisition Corp [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 173,107,113	$ 172,845,138
Gross Holding Gain	1,887	13,410
Fair Value	$ 173,109,000	$ 172,858,548
US Treasury Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-To-Maturity	U.S. Treasury Securities (Mature on 1/5/2021)	U.S. Treasury Securities (Matured on 5/14/2020)